Ivy Funds Variable Insurance Portfolios

Supplement dated January 2, 2014 to the

Ivy Funds Variable Insurance Portfolios Statement of Additional Information

dated April 30, 2013

and as supplemented June 3, 2013 and July 2, 2013

All references and information related to William Jeffery III are deleted in their entirety.

All references and information related to Joseph R. Betlej are deleted in their entirety.

All references and information related to Kenneth F. McCain are deleted in their entirety.

The following is added to the “Portfolio Managers — Portfolio Managers employed by Advantus Capital” section that begins on page 74:

The following table provides information relating to Matthew K. Richmond as of November 30, 2013:

Matthew K. Richmond — Ivy Funds VIP Real Estate Securities*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Richmond assumed co-management responsibilities for Ivy Funds VIP Real Estate Securities effective January 2, 2014.

The following is added to the chart in the “Portfolio Managers — Portfolio Managers employed by Advantus Capital — Ownership of Securities” section on page 76:

Ownership of Securities

As of November 30, 2013, the dollar range of shares of the Portfolio beneficially owned by the portfolio manager was:

Manager	Dollar Range of Shares Owned* in Ivy Funds VIP Real Estate Securities	Dollar Range of Shares Owned in Fund Complex
Matthew K. Richmond**	$0	$0

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolio serves as an underlying investment vehicle.
**	Mr. Richmond assumed co-management responsibilities for Ivy Funds VIP Real Estate Securities effective January 2, 2014.

Supplement	Statement of Additional Information	1